Offsets	Aug. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	UNITED PARCEL SERVICE INC
Form or Filing Type	S-3
File Number	333-267664
Initial Filing Date	Feb. 14, 2025
Fee Offset Claimed	$ 44,897.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,000,000,000.00
Offset Note	The prospectus supplement to which this Exhibit is attached is a final prospectus and relates to the non-automatic shelf registration statement on Form S-3 (File No. 333-285036), as amended (the "Current Registration Statement"), filed by the Registrant for the sale of up to $10,000,000,000 of the Registrant's securities, which became effective on April 9, 2025 (the "Registration Statement"). The Registrant carried over $10,000,000,000 of unsold securities (and the associated $1,531,000 previously paid filing fee (the "Unused Filing Fees")) that previously were registered by the Registrant on Form S-3 (File No. 333-267664), as amended (the "Prior Registration Statement") in connection with the filing of Post-Effective Amendment No.1 to the Prior Registration Statement. Pursuant to the Prior Registration Statement, the Registrant paid a registration fee of $1,531,000.00.
Termination / Withdrawal Statement	In accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), offerings under the Prior Registration Statement (as defined below) were terminated upon declaration of effectiveness of the subsequent registration statement and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees (as defined below) will be applied to the fees payable pursuant to the Current Registration Statement (as defined below) and its related prospectus supplements on a pay-as-you-go basis. Prior to the offering to which the prospectus supplement relates, securities having an aggregate initial offering price of $5,156,853,000 have been issued under the Current Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	UNITED PARCEL SERVICE INC
Form or Filing Type	S-3
File Number	333-284952
Filing Date	Feb. 14, 2025
Fee Paid with Fee Offset Source	$ 44,897.00